EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 212.6	$ 200.6
Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	120.7	114.8
Present value of defined benefit obligation | Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	664.4	612.0	$ 541.3
Present value of defined benefit obligation | Unfunded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	91.9	85.8	79.1
Plan assets | Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (543.7)	$ (497.2)	$ (462.7)